Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 7. Stockholders’ Equity

Common stock

As discussed in Note 3, in connection with the Merger consummation, the Company filed its amended and restated certificate of incorporation, which authorized the issuance of up to 300,000,000 shares of common stock with a par value of $0.0001 per share. Pursuant to the Offering, the Company issued and sold 11,012,387 shares of common stock at a purchase price of $3.00 per share for gross proceeds of $33.0 million and total offering costs of $4.2 million.

As of December 31, 2025 and 2024, we had 300,000,000 shares and 55,550,158 of common stock authorized, respectively, with 57,542,113 and39,901,782 shares issued and outstanding, respectively. As of December 31, 2025 and 2024, there are 242,457,887 and 35,553,629 shares, respectively, available for issuance. Each share of our common stock has a par value of $0.0001.

Preferred Stock

As discussed in Note 3, in connection with the Merger consummation, the Company filed its amended and restated certificate of incorporation, which authorized the issuance of up to 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

As of December 31, 2024, Deep Isolation had 655,351 shares of Series A Convertible Preferred Stock issued and outstanding. Additionally, Deep Isolation had 115,057 shares of Series A Prime Convertible Preferred Stock issued and outstanding as of December 31, 2024. Together, these are referred to as the “Deep Isolation Preferred Stock”. Pursuant to the Merger, all issued and outstanding Deep Isolation Preferred Stock as of immediately prior to the Effective Time, was converted into shares of the Company’s common stock. As of December 31, 2025, no shares of preferred stock are issued or outstanding.

Long-term incentive compensation plan

Prior to 2023, our board of directors adopted a plan to award stock to employees, board members, and other eligible participants. Under this plan, a number of shares were issued upon the exercise of stock options as detailed below as of December 31:

	2025	2024
Authorized shares under the plan	10,752,566	13,128,079
Less: Options shares issued (cumulative)	(6,679,313)	(9,434,378)
Shares available for issuance under the plan	4,073,253	3,693,701

Additionally, under this plan, the Company had 6,243,260 and 9,434,380 stock options outstanding as of December 31, 2025 and 2024, respectively. Refer to Note 13 Stock-Based Compensation for further details.

Warrants

In connection with the Offering, the Company issued to (i) each of the placement agents, A Warrants to purchase an aggregate of 829,730 shares of Company common stock at an exercise price of $3.00 per share and (ii) certain of the placement agents, B Warrants to purchase an aggregate of 166,667 shares of Company common stock at an exercise price of $0.0001 per share (the “Warrants”). The Warrants are exercisable at any time following their issuance. They will expire on the earlier of (i) five years from the issuance date or (ii) the third anniversary of the date on which the Company’s common stock is first listed for trading on a recognized trading market.

The Warrants qualify for the derivative scope exception under ASC 815 and are therefore presented as a component of stockholders’ equity on the condensed consolidated balance sheets at their issuance date fair value without subsequent fair value re-measurement.

As of December 31, 2025, none of the Warrants have been exercised and all 996,397 remain outstanding. There were no warrants outstanding as of December 31, 2024.